Submission	Aug. 27, 2025
Submission [Line Items]
Central Index Key	0001423902
Registrant Name	Western Midstream Partners, LP
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A